Common Stock - Schedule of Number of Shares Reserved for Future Issuance (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares outstanding	0	0	0
Future issuance of share	8,022,463	8,016,516	271,371
Total reserved for future issuance	2,150,440	1,675,396	5,487,208
Exercises of outstanding Shares	8,022,463	8,016,516	268,468
2019 Stock Incentive Plan [Member]
Future issuance of share		0	159,890
Total reserved for future issuance		110,285
2023 Stock Incentive Plan [Member]
Future issuance of share	700,005	255,694	0
Employee Stock Purchase Plan [Member]
Future issuance of share	168,667	88,502	0
Outstanding Warrant [Member]
Exercises of outstanding Shares	8,049	8,049	8,049
Stock Options [Member]
Exercises of outstanding Shares	1,273,719	1,323,151	461,128
Restricted Common Stock [Member]
Future issuance of share		0	2,902
Series Seed Preferred Stock [Member]
Preferred stock, shares outstanding		0	684,739
Series A Preferred Stock [Member]
Preferred stock, shares outstanding		0	2,029,666
Series B-1 Preferred Stock [Member]
Preferred stock, shares outstanding		0	1,104,178
Series B-2 Preferred Stock [Member]
Preferred stock, shares outstanding		0	223,417
Future issuance of share		0	813,239